Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam Funds Trust
Entity Central Index Key	0001005942
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Ultra Short Duration Income Fund
Class Name	Class A
Trading Symbol	PSDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Ultra Short Duration Income Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$42	0.41%
[1]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class A shares of Putnam Ultra Short Duration Income Fund returned 4.01%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 3.94% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The portfolio’s allocation to investment-grade corporate credit was the primary contributor as spreads tightened over the period and credit markets remained resilient due to strong technical, healthy corporate balance sheets, and positive banks’ earnings.

↑
Securitized exposures within asset-backed securities (ABS) and non-agency residential mortgage-backed securities (RMBS) slightly boosted returns. RMBS market technicals remained constructive, supported by consistent investor demand for high-quality bonds and attractive relative value versus other spread sectors.

↑	The Fund’s allocation to commercial paper contributed to returns as the Fund kept a balance of short-maturity commercial paper for liquidity purposes and as a source of returns.

Top detractors from performance:
↓
Yield curve exposures detracted from performance as short-term Treasury yields (1- to 3-year U.S. Treasuries) rose meaningfully over the period. Treasury yields were broadly volatile due to inflation concerns and geopolitical tensions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class A	4.01	3.83	2.68
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
ICE BofA U.S. Treasury Bill Index	3.94	3.61	2.39

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 12,717,192,257
Holdings Count | $ / shares	577
Advisory Fees Paid, Amount	$ 26,678,505
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$12,717,192,257
Total Number of Portfolio Holdings	577
Total Management Fee Paid	$26,678,505
Portfolio Turnover Rate	40%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition*,† (% of Total Investments)	[2],[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Ultra Short Duration Income Fund
Class Name	Class C
Trading Symbol	PSDLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Ultra Short Duration Income Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$82	0.81%
[4]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class C shares of Putnam Ultra Short Duration Income Fund returned 3.60%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 3.94% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The portfolio’s allocation to investment-grade corporate credit was the primary contributor as spreads tightened over the period and credit markets remained resilient due to strong technical, healthy corporate balance sheets, and positive banks’ earnings.

↑
Securitized exposures within asset-backed securities (ABS) and non-agency residential mortgage-backed securities (RMBS) slightly boosted returns. RMBS market technicals remained constructive, supported by consistent investor demand for high-quality bonds and attractive relative value versus other spread sectors.

↑	The Fund’s allocation to commercial paper contributed to returns as the Fund kept a balance of short-maturity commercial paper for liquidity purposes and as a source of returns.

Top detractors from performance:
↓
Yield curve exposures detracted from performance as short-term Treasury yields (1- to 3-year U.S. Treasuries) rose meaningfully over the period. Treasury yields were broadly volatile due to inflation concerns and geopolitical tensions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class C	3.60	3.44	2.38
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
ICE BofA U.S. Treasury Bill Index	3.94	3.61	2.39

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 12,717,192,257
Holdings Count | $ / shares	577
Advisory Fees Paid, Amount	$ 26,678,505
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$12,717,192,257
Total Number of Portfolio Holdings	577
Total Management Fee Paid	$26,678,505
Portfolio Turnover Rate	40%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition*,† (% of Total Investments)	[5],[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class N
Shareholder Report [Line Items]
Fund Name	Putnam Ultra Short Duration Income Fund
Class Name	Class N
Trading Symbol	PSDNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Ultra Short Duration Income Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class N	$57	0.56%
[7]
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class N shares of Putnam Ultra Short Duration Income Fund returned 3.85%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 3.94% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The portfolio’s allocation to investment-grade corporate credit was the primary contributor as spreads tightened over the period and credit markets remained resilient due to strong technical, healthy corporate balance sheets, and positive banks’ earnings.

↑
Securitized exposures within asset-backed securities (ABS) and non-agency residential mortgage-backed securities (RMBS) slightly boosted returns. RMBS market technicals remained constructive, supported by consistent investor demand for high-quality bonds and attractive relative value versus other spread sectors.

↑	The Fund’s allocation to commercial paper contributed to returns as the Fund kept a balance of short-maturity commercial paper for liquidity purposes and as a source of returns.

Top detractors from performance:
↓
Yield curve exposures detracted from performance as short-term Treasury yields (1- to 3-year U.S. Treasuries) rose meaningfully over the period. Treasury yields were broadly volatile due to inflation concerns and geopolitical tensions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class N	3.85	3.68	2.54
Class N (with sales charge)	2.29	3.36	2.38
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
ICE BofA U.S. Treasury Bill Index	3.94	3.61	2.39

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 12,717,192,257
Holdings Count | $ / shares	577
Advisory Fees Paid, Amount	$ 26,678,505
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$12,717,192,257
Total Number of Portfolio Holdings	577
Total Management Fee Paid	$26,678,505
Portfolio Turnover Rate	40%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition*,† (% of Total Investments)	[8],[9]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Ultra Short Duration Income Fund
Class Name	Class R
Trading Symbol	PSDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Ultra Short Duration Income Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$82	0.81%
[10]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R shares of Putnam Ultra Short Duration Income Fund returned 3.70%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 3.94% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The portfolio’s allocation to investment-grade corporate credit was the primary contributor as spreads tightened over the period and credit markets remained resilient due to strong technical, healthy corporate balance sheets, and positive banks’ earnings.

↑
Securitized exposures within asset-backed securities (ABS) and non-agency residential mortgage-backed securities (RMBS) slightly boosted returns. RMBS market technicals remained constructive, supported by consistent investor demand for high-quality bonds and attractive relative value versus other spread sectors.

↑	The Fund’s allocation to commercial paper contributed to returns as the Fund kept a balance of short-maturity commercial paper for liquidity purposes and as a source of returns.

Top detractors from performance:
↓
Yield curve exposures detracted from performance as short-term Treasury yields (1- to 3-year U.S. Treasuries) rose meaningfully over the period. Treasury yields were broadly volatile due to inflation concerns and geopolitical tensions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R	3.70	3.44	2.30
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
ICE BofA U.S. Treasury Bill Index	3.94	3.61	2.39

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$12,717,192,257
Total Number of Portfolio Holdings	577
Total Management Fee Paid	$26,678,505
Portfolio Turnover Rate	40%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition*,† (% of Total Investments)	[11],[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Ultra Short Duration Income Fund
Class Name	Class R6
Trading Symbol	PSDQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Ultra Short Duration Income Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$30	0.29%
[13]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class R6 shares of Putnam Ultra Short Duration Income Fund returned 4.13%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 3.94% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The portfolio’s allocation to investment-grade corporate credit was the primary contributor as spreads tightened over the period and credit markets remained resilient due to strong technical, healthy corporate balance sheets, and positive banks’ earnings.

↑
Securitized exposures within asset-backed securities (ABS) and non-agency residential mortgage-backed securities (RMBS) slightly boosted returns. RMBS market technicals remained constructive, supported by consistent investor demand for high-quality bonds and attractive relative value versus other spread sectors.

↑	The Fund’s allocation to commercial paper contributed to returns as the Fund kept a balance of short-maturity commercial paper for liquidity purposes and as a source of returns.

Top detractors from performance:
↓
Yield curve exposures detracted from performance as short-term Treasury yields (1- to 3-year U.S. Treasuries) rose meaningfully over the period. Treasury yields were broadly volatile due to inflation concerns and geopolitical tensions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class R6	4.13	3.94	2.80
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
ICE BofA U.S. Treasury Bill Index	3.94	3.61	2.39

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 12,717,192,257
Holdings Count | $ / shares	577
Advisory Fees Paid, Amount	$ 26,678,505
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$12,717,192,257
Total Number of Portfolio Holdings	577
Total Management Fee Paid	$26,678,505
Portfolio Turnover Rate	40%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition*,† (% of Total Investments)	[14],[15]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Ultra Short Duration Income Fund
Class Name	Class Y
Trading Symbol	PSDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Ultra Short Duration Income Fund for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$32	0.31%
[16]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Class Y shares of Putnam Ultra Short Duration Income Fund returned 4.11%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 3.94% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The portfolio’s allocation to investment-grade corporate credit was the primary contributor as spreads tightened over the period and credit markets remained resilient due to strong technical, healthy corporate balance sheets, and positive banks’ earnings.

↑
Securitized exposures within asset-backed securities (ABS) and non-agency residential mortgage-backed securities (RMBS) slightly boosted returns. RMBS market technicals remained constructive, supported by consistent investor demand for high-quality bonds and attractive relative value versus other spread sectors.

↑	The Fund’s allocation to commercial paper contributed to returns as the Fund kept a balance of short-maturity commercial paper for liquidity purposes and as a source of returns.

Top detractors from performance:
↓
Yield curve exposures detracted from performance as short-term Treasury yields (1- to 3-year U.S. Treasuries) rose meaningfully over the period. Treasury yields were broadly volatile due to inflation concerns and geopolitical tensions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	10 Year
Class Y	4.11	3.94	2.78
Bloomberg U.S. Aggregate Index	2.71	-0.40	1.35
ICE BofA U.S. Treasury Bill Index	3.94	3.61	2.39

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 12,717,192,257
Holdings Count | $ / shares	577
Advisory Fees Paid, Amount	$ 26,678,505
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$12,717,192,257
Total Number of Portfolio Holdings	577
Total Management Fee Paid	$26,678,505
Portfolio Turnover Rate	40%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition*,† (% of Total Investments)	[17],[18]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Putnam Ultra Short MAC Series [Member]
Shareholder Report [Line Items]
Fund Name	Putnam Ultra Short MAC Series
Class Name	Putnam Ultra Short MAC Series
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Ultra Short MAC Series for the period August 1, 2025, to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Putnam Ultra Short MAC Series[1]	$0	0.00%
[19],[20]
Expenses Paid, Amount	$ 0	[19]
Expense Ratio, Percent	0.00%	[19]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Putnam Ultra Short MAC Series returned 4.41%. The Fund compares its performance to the ICE BofA U.S. Treasury Bill Index, which returned 3.94% for the same period
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The portfolio’s allocation to investment-grade corporate credit was the primary contributor as spreads tightened over the period and credit markets remained resilient due to strong technical, healthy corporate balance sheets, and positive banks’ earnings.

↑
Securitized exposures within asset-back securities (ABS) and non-agency residential mortgage-backed securities (RMBS) slightly boosted returns. RMBS market technical remained constructive, supported by consistent investor demand for high-quality bonds and attractive relative value versus other spread sectors.

↑	The Fund’s allocation to commercial paper contributed to returns as the Fund kept a balance of short-maturity commercial paper for liquidity purposes and as a source of returns.

Top detractors from performance:
↓
Yield curve exposures detracted from performance as short-term Treasury yields (1- to 3-year U.S. Treasuries) rose meaningfully over the period. Treasury yields were broadly volatile due to inflation concerns and geopolitical tensions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	Since Inception (5/25/2023)
Putnam Ultra Short MAC Series	4.41	5.49
Bloomberg U.S. Aggregate Index	2.71	3.61
ICE BofA U.S. Treasury Bill Index	3.94	4.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 59,554,803
Holdings Count | $ / shares	378
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$59,554,803
Total Number of Portfolio Holdings	378
Total Management Fee Paid	$0
Portfolio Turnover Rate	39%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2026) Portfolio Composition* (% of Total Investments)	[21]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
†	Certain categories may represent less than 0.1%.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
*	Does not include derivatives, except purchased options, if any.

[6]
†	Certain categories may represent less than 0.1%.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
†	Certain categories may represent less than 0.1%.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
*	Does not include derivatives, except purchased options, if any.

[12]
†	Certain categories may represent less than 0.1%.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
*	Does not include derivatives, except purchased options, if any.

[15]
†	Certain categories may represent less than 0.1%.

[16]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[17]
*	Does not include derivatives, except purchased options, if any.

[18]
†	Certain categories may represent less than 0.1%.

[19]
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.

[20]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[21]
*	Does not include derivatives, except purchased options, if any.